Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

	Goodwill	Contract Assets	Software	Total
	US$m	US$m	US$m	US$m
Year ended 31 December 2025
Carrying amount at 1 January 2025	3,866	757	203	4,826
Adjustment to purchase price allocation[1]	86	30	-	116
Additions	-	-	2	2
Amortisation	-	(73)	(18)	(91)
Carrying amount at 31 December 2025	3,952	714	187	4,853
At 31 December 2025
Cost	4,429	814	220	5,463
Accumulated amortisation and impairment	(477)	(100)	(33)	(610)
Net carrying amount	3,952	714	187	4,853
Year ended 31 December 2024
Carrying amount at 1 January 2024	3,995	15	173	4,183
Acquisitions through business combinations and asset acquisitions[1]	169	766	6	941
Additions	-	1	39	40
Amortisation	-	(25)	(15)	(40)
Goodwill disposed	(298)	-	-	(298)
Carrying amount at 31 December 2024	3,866	757	203	4,826
At 31 December 2024
Cost	4,343	784	218	5,345
Accumulated amortisation and impairment	(477)	(27)	(15)	(519)
Net carrying amount	3,866	757	203	4,826
1.Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.
Recognition and measurement
Goodwill is initially measured at cost and is subsequently measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s CGUs or groups of CGUs no larger than an operating segment that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal.
Goodwill is not amortised but will be assessed at least annually for impairment and more frequently if events or changes in circumstances indicate that it might be impaired.
The contract assets were acquired as part of a business combination and represent the difference in contract pricing and market prices, adjusted for time value of money. The contracts are recognised at fair value at the acquisition date and are subsequently amortised over
30 years (2024: 6 months to 17 years).
Software is recognised at historical cost less accumulated amortisation and impairment. All software costs are amortised over the useful life of 5–15 years on a straight-line basis.
Significant estimates and judgements
(a) Goodwill allocation
Judgement is required in the allocation of goodwill to the Group’s CGUs that are expected to benefit from the synergies of the business combination. Refer to Note B.4 for the details of the goodwill allocation.
(b) Contract assets
In determining the fair value of the contract assets as part of a business combination, estimates are made regarding the pricing assumptions and discount rate. These estimates require management judgement and changes in economic conditions can impact the fair value assessment of the contracts.